Investment Objectives and Goals - NEOS Boosted Nasdaq-100(R) High Income ETF	Jan. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — NEOS Boosted Nasdaq-100® High Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The NEOS Boosted Nasdaq-100® High Income ETF (the “Fund”) seeks to boost performance by generating high monthly income in a tax efficient manner with the potential for enhanced equity appreciation in rising markets.